PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

October 30, 2009	David C. Lebisky
(610) 382-8667
david.lebisky@pncgis.com
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re: Highland Funds I (File Nos. 333-132400 and 811-21866)
Ladies and Gentlemen:
     Highland Funds I (the “Registrant”) hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 18 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 21 under the Investment Company Act of 1940, as amended, to its Registration Statement filed on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.
     This Amendment, which proposes its automatic effectiveness on December 29, 2009, is being filed in order to (i) update certain information and disclosure in the Registrant’s prospectuses and statement of additional information, (ii) incorporate disclosure in the Registrant’s prospectuses and statement of additional information from supplements filed pursuant to Rule 497(e) under the Securities Act and (iii) amend certain elements of the investment strategy of the Highland Long/Short Equity Fund.
     Registrant intends to file another Post-Effective Amendment under paragraph (b) of Rule 485 concurrently with the effectiveness of the Amendment to, among other reasons, update certain financial information.
     Should the staff have any questions regarding the foregoing, please contact the undersigned at (610) 382-8667.
Very truly yours,
/s/ David C. Lebisky
David C. Lebisky
Enclosures

cc:	M. Jason Blackburn, Highland Capital Management, L.P. Elizabeth J. Reza, Esq. Sarah Clinton